Risk management - COVID-19 payment moratoria in Spain (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Total amount of payment moratoria	€ 93,112,000,000
Percentage to lending porfolio	9.68%
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.746	€ 0.824
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.187	0.145
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 0.067	0.031
Spain
Credit risk
Total amount of payment moratoria		€ 9,819,000,000
Percentage to lending porfolio		4.87%
Percentage of payment moratoria granted that expired	99.60%	26.40%
Spain | Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.756	€ 0.772
Spain | Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.149	€ 0.15
Spain | Financial instruments credit-impaired
Credit risk
Payment moratoria, performance percentage		7.80%
Spain | Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 0.095